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                       [SUTHERLAND ASBILL & BRENNAN LLP]

MARY E. THORNTON
DIRECT LINE: 202.383.0698
Internet: mthornton@sablaw.com


May 1, 2003

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Merrill Lynch Life Insurance Company
     Merrill Lynch Life Variable Annuity Separate Account D
     (File No. 333-91098)

Commissioners:

On behalf of Merrill Lynch Life Insurance Company (the "Company") and Merrill Lynch Life Variable Annuity Separate Account D (the "Account"), I hereby certify that the form of prospectus and statement of additional information dated May 1, 2003 that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (202) 383-0698, or Katherine, S. Milin of our firm at (202) 383-0677, if you have any questions or comments regarding this transmittal.

Sincerely,

/s/ Mary E. Thornton

Mary E. Thornton

Attachment

cc:  Edward W. Diffin, Jr., Esq.
     Katherine S. Milin, Esq.